Business Combinations - 2018 Restructuring (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
	Dec. 12, 2018	Dec. 12, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2015
Business Acquisition [Line Items]
Cash payment	$ 68,301
Fair value of assets acquired
Cash and cash equivalents	46,990	$ 46,990
Restricted cash	950	950
Finance receivables, net	81,628	81,628
Card related pre-funding and receivables	1,089	1,089
Other current assets	15,602	15,602
Property, leasehold improvements and equipment, net	62,777	62,777
Fair value of other intangible assets acquired, principally tradename	3,163	3,163
Security deposits	2,295	2,295
Total fair value of assets acquired	214,494	214,494
Goodwill, net	(11,288)	(11,288)		$ (11,288)
Fair value of liabilities assumed:
Accounts payable and accrued liabilities	29,565	29,565
Money orders payable	4,020	4,020
Accrued interest	521	521
Deferred revenue	8,089	8,089
Unfavorable leases	2,147	2,147
Secured notes payable	42,000	42,000
Subsidiary notes payable	71,139	71,139
Total fair value of liabilities assumed	157,481	157,481
Net Assets Acquired	57,013	$ 57,013
10.75% senior secured notes due 2019
Business Acquisition [Line Items]
Percentage Of Beneficial Holders Of Notes		50.00%
12.75% Senior Secured Notes due 2020
Business Acquisition [Line Items]
Percentage Of Beneficial Holders Of Notes		100.00%
Predecessor
Business Acquisition [Line Items]
Transaction cost	$ 6,941	$ 6,941
Cash payment			$ 11,002
Fair value of assets acquired
Finance receivables, net			9,065
Property, leasehold improvements and equipment, net			563
Fair value of other intangible assets acquired, principally tradename			323
Goodwill, net			$ (113,290)		$ (152,568)